Concentrations	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
CONCENTRATIONS
24.	CONCENTRATIONS

Sales Concentrations

In 2012, 40% of our revenue was received from two customers. In 2011, 66% of our revenue was received from four customers.

Geographic Concentrations

We sell to customers located in the United States of America and in international markets. Revenues to customers outside the United States represent 28% and 39% of net revenues for the years ended December 31, 2012 and 2011, respectively. Revenues from customers in the United Kingdom represented 9% of our 2012 revenues.

CTSAS’ operations are our only operations outside the United States of America. CTSAS’ net assets were $6,278,000 and $6,093,000 as of December 31, 2012 and 2011, respectively.

Concentrations of Credit Risk Arising from Financial Instruments

As of December 31, 2012, three customers combined represented 39% of gross accounts receivable and no other customer owed more than 10% of gross accounts receivable. As of December 31, 2011, four customers combined represented 50% of gross accounts receivable and no other customer owed more than 10% of gross accounts receivable. All but $112,000 of these accounts receivable were collected in full in the first quarter of 2012.

We maintain cash in several different financial institutions in amounts that typically exceed U.S. federally insured limits and in financial institutions in international jurisdictions where insurance is not provided. We have not experienced any losses in such accounts and believe we are not exposed to significant credit risk. All cash maintained in U.S. non-interest bearing cash accounts were fully insured at December 31, 2012 due to a temporary federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning in 2013, insurance coverage reverted to $250,000 per depositor at each financial institution and the non-interest bearing cash balances may again exceed federally-insured limits. As of December 31, 2012, cash in non-U.S. bank accounts that were not insured by a federal government totaled $417,000.